Jordan K. Thomsen Vice President and Corporate Counsel
Pruco Life Insurance Company 3 Gateway Center Newark, NJ 07102 (973) 802-4193 Jordan.thomsen@prudential.com
September 25, 2020

Division of Corporation Finance
Securities and Exchange Commission
Mail Stop 3233
100 F Street, N.E.
Washington, D.C. 20549

Re:    Post-Effective Amendment No. 3 to Registration Statement on Form S-1 for the Pruco Life Variable Contract Real Property Account, Registration No. 333-223077

Dear Sir or Madam:

Pursuant to Rule 461, the registrant and principal underwriter for the above referenced registration statement, Pruco Life Insurance Company and Pruco Securities LLC, respectively, hereby request acceleration of the above referenced Post-Effective Amendment so that it becomes effective on November 13, 2020.

Please direct any questions and comments to me at 973-802-4193.

Respectfully yours,

/s/ Jordan K. Thomsen
Jordan K. Thomsen
Vice President, Corporate Counsel
Pruco Life Insurance Company

/s/ Jordan K. Thomsen
Jordan K. Thomsen
Assistant Secretary
Pruco Securities, LLC

Via EDGAR